JPMORGAN TRUST I

J.P. Morgan Income Funds
JPMorgan Emerging Markets Debt Fund
JPMorgan Real Return Fund
JPMorgan Strategic Income Opportunities Fund
JPMorgan Total Return Fund
Statement of Additional Information
dated July 1, 2009

J.P. Morgan Municipal Bond Funds
JPMorgan California Tax Free Bond Fund
JPMorgan Intermediate Tax Free Bond Fund
JPMorgan New York Tax Free Bond Fund
Statement of Additional Information
dated July 1, 2009

J.P. Morgan International Equity Funds
JPMorgan India Fund
JPMorgan China Region Fund
JPMorgan Latin America Fund
JPMorgan Russia Fund
JPMorgan Asia Equity Fund
JPMorgan Emerging Economies Fund
JPMorgan Emerging Markets Equity Fund
JPMorgan Global Focus Fund
JPMorgan International Equity Fund
JPMorgan International Opportunities Fund
JPMorgan Small Cap Equity Fund
JPMorgan International Value Fund
JPMorgan International Value SMA Fund
JPMorgan Intrepid European Fund
JPMorgan Intrepid International Fund
JPMorgan Intrepid Japan Fund
Statement of Additional Information
dated May 1, 2009

J.P. Morgan International Equity Funds
JPMorgan International Opportunities Plus Fund
Statement of Additional Information
dated August 24, 2009

J.P. Morgan Tax Aware Funds
JPMorgan Tax Aware Disciplined Equity Fund
JPMorgan Tax Aware Real Return Fund
JPMorgan Tax Aware U.S. Equity Fund
JPMorgan Tax Aware Real Return SMA Fund
Statement of Additional Information
dated February 28, 2009

J.P. Morgan Tax Aware Funds
JPMorgan Tax Aware High Income Fund
Statement of Additional Information
dated July 1, 2009

J.P. Morgan Specialty Funds
JPMorgan International Realty Fund
JPMorgan Strategic Appreciation Fund
Highbridge Statistical Market Neutral Fund
Statement of Additional Information
dated February 28, 2009

J.P. Morgan International Funds
JPMorgan International Currency Income Fund
Statement of Additional Information
dated February 28, 2009

J.P. Morgan Funds
JPMorgan Income Builder Fund
Statement of Additional Information
dated February 28, 2009

J.P. Morgan Access Funds
JPMorgan Access Balanced Fund
JPMorgan Access Growth Fund
Statement of Additional Information
dated August 18, 2009

J.P. Morgan Money Market Funds
JPMorgan 100 U.S. Treasury Securities
Money Market Fund
JPMorgan California Municipal
Money Market Fund
JPMorgan Federal Money Market Fund
JPMorgan New York Municipal
Money Market Fund
JPMorgan Prime Money Market Fund
JPMorgan Tax Free Money Market Fund
Statement of Additional Information
dated July 1, 2009

JPMORGAN TRUST II

J.P. Morgan Income Funds
JPMorgan Core Bond Fund
JPMorgan Core Plus Bond Fund
JPMorgan Government Bond Fund
JPMorgan High Yield Fund
JPMorgan Limited Duration Bond Fund
JPMorgan Mortgage-Backed Securities Fund
JPMorgan Short Duration Bond Fund
JPMorgan Treasury & Agency Fund
Statement of Additional Information
dated July 1, 2009

J.P. Morgan Municipal Bond Funds
JPMorgan Arizona Municipal Bond Fund
JPMorgan Michigan Municipal Bond Fund
JPMorgan Municipal Income Fund
JPMorgan Ohio Municipal Bond Fund
JPMorgan Short-Intermediate Municipal Bond Fund
JPMorgan Tax Free Municipal Bond Fund
Statement of Additional Information
dated July 1, 2009

J.P. Morgan International Equity Funds
JPMorgan International Equity Index Fund
Statement of Additional Information
dated February 28, 2009

J.P. Morgan Specialty Funds
JPMorgan U.S. Real Estate Fund
Statement of Additional Information
dated May 1, 2009

J.P. Morgan Money Market Funds
JPMorgan Liquid Assets Money Market Fund
JPMorgan Municipal Money Market Fund
JPMorgan Michigan Municipal Money Market Fund
JPMorgan Ohio Municipal Money Market Fund
JPMorgan U.S. Government Money Market Fund
JPMorgan U.S. Treasury Plus Money Market Fund
Statement of Additional Information
dated July 1, 2009

J.P. MORGAN MUTUAL FUND GROUP

J.P. Morgan Income Funds
JPMorgan Short Term Bond Fund
Statement of Additional Information
dated July 1, 2009

Supplement dated November 10, 2009
to the Statement of Additional Information,
dated as indicated above, as supplemented

Effective immediately, the following section replaces the existing section entitled “Portfolio Holdings Disclosure” in Part II of the Statement of Additional Information.

PORTFOLIO HOLDINGS DISCLOSURE

As described in the Prospectuses and pursuant to the procedures approved by the Trustees, each business day, a Fund will make available to the public upon request to J.P. Morgan Funds Services or the J.P. Morgan Institutional Funds Service Center (1-800-480-4111 or 1-800-766-7722, as applicable) a complete, uncertified schedule of its portfolio holdings as of the prior business day for the Money Market Funds and as of the last day of that prior month for all other Funds. In addition, from time to time, each Fund may post portfolio holdings on the J.P. Morgan Funds’ website on a more timely basis.

The Funds’ publicly available uncertified, complete list of portfolio holdings information, as described above, may also be provided regularly pursuant to a standing request, such as on a monthly or quarterly basis, to (i) third party service providers, rating and ranking agencies, financial intermediaries, and affiliated persons of the Funds and (ii) clients of the Fund’s Adviser or its affiliates that invest in the Funds or such clients’ consultants. No compensation or other consideration is received by a Fund or the Fund’s Adviser, or any other person for these disclosures.

For a list of the entities that receive the Funds’ portfolio holdings information, the frequency with which it is provided and the length of the lag between the date of the information and the date it is disclosed, see “PORTFOLIO HOLDINGS DISCLOSURE” in Part I of this SAI.

In addition, certain service providers to the Funds or the Adviser, Administrator, Shareholder Servicing Agent or Distributor may for legitimate business purposes receive the Funds’ portfolio holdings information earlier than

SUP-SAI-PHD-1109

30 days after month end, such as sub-advisers, rating and ranking agencies, pricing services, proxy voting service providers, accountants, attorneys, custodians, securities lending agents, consultants retained to assist in the drafting of management discussion of fund performance in shareholder reports, brokers in connection with Fund transactions and in providing pricing quotations, transfer agents and entities providing CDSC financing (released weekly one day after trade date). When a Fund redeems a shareholder in kind, the shareholder generally receives its proportionate share of the Fund’s portfolio holdings and, therefore, the shareholder and its agent may receive such information earlier than the time period specified in the Prospectuses. Such holdings are released on conditions of confidentiality, which include appropriate trading prohibitions. “Conditions of confidentiality” include confidentiality terms included in written agreements, implied by the nature of the relationship (e.g., attorney-client relationship), or required by fiduciary or regulatory principles (e.g., custody services provided by financial institutions).

Disclosure of a Fund’s portfolio securities as an exception to the Funds’ normal business practice requires the business unit proposing such exception to identify a legitimate business purpose for the disclosure and to submit the proposal to the Fund’s Treasurer for approval following business and compliance review. Additionally, no compensation or other consideration is received by a Fund or the Fund’s Adviser, or any other person for these disclosures. The Funds’ Trustees will review annually a list of such entities that have received such information, the frequency of such disclosures and the business purpose therefor. These procedures are designed to address conflicts of interest between the Funds’ shareholders on the one hand and the Fund’s Adviser or any affiliated person of the Fund or such entities on the other hand by creating a structured review and approval process which seeks to ensure that disclosure of information about the Fund’s portfolio securities is in the best interests of the Fund’s shareholders. There can be no assurance, however, that a Fund’s policies and procedures with respect to the disclosure of portfolio holdings information will prevent the misuse of such information by individuals or firms in possession of such information.

In addition to the foregoing, the portfolio holdings of certain of the Adviser’s separately managed account investment strategies, which are the same or substantially similar to certain of the J.P. Morgan Funds, are made available on a more timely basis than 30 days after the end of the month. It is possible that any such recipient of these holdings could trade ahead of or against a Fund based on the information received.

Finally, the Funds release information concerning any and all portfolio holdings when required by law. Such releases may include providing information concerning holdings of a specific security to the issuer of such security. In addition to information on portfolio holdings, no sooner than 10 days after month end, the Funds may post a portfolio characteristics summary to the J.P. Morgan Funds’ website at www.jpmorganfunds.com. In addition, other fund statistical information may be found on the J.P. Morgan Funds’ website from time to time.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE STATEMENT OF ADDITIONAL
INFORMATION FOR FUTURE REFERENCE